Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Condensed Statements of Financial Position (Details) - CAD ($) $ in Millions	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Current assets
Cash	$ 408.2	$ 334.4	$ 144.9	$ 286.5
Total current assets	968.4	890.4
Deferred income taxes	76.9	95.7
Total assets	1,753.2	1,631.9
Current liabilities
Accounts payable and accrued liabilities	214.0	186.7
Income taxes payable	11.7	28.6
Total current liabilities	368.5	343.6
Total liabilities	1,125.4	1,075.3
Equity
Equity attributable to shareholders of the Company	608.4	541.2
Non-controlling interests	19.4	15.4
Total equity	627.8	556.6	423.5	477.5
Total liabilities and equity	1,753.2	1,631.9
Parent company
Current assets
Cash	0.4	0.6	0.0	6.9
Total current assets	0.4	0.6
Note receivable from subsidiaries	132.6	108.1
Investment in subsidiaries	595.4	543.1
Deferred income taxes	16.6	14.3
Total assets	745.0	666.1
Current liabilities
Accounts payable and accrued liabilities	2.2	1.3
Due to subsidiaries	77.5	69.1
Income taxes payable	0.1	0.1
Total current liabilities	79.8	70.5
Other non-current liabilities	37.4	39.0
Total liabilities	117.2	109.5
Equity
Equity attributable to shareholders of the Company	608.4	541.2
Non-controlling interests	19.4	15.4
Total equity	627.8	556.6	$ 423.5	$ 477.5
Total liabilities and equity	$ 745.0	$ 666.1